Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment (Details) [Line Items]
Plant and equipment amount	$ 493	$ 26,414	$ 23,491
Net of transfers	258
Increase (decrease) through transfers from construction in progress, property, plant and equipment	$ 35,033	$ 27,262
Property plant and equipment additions			$ 68,164
Capitalization rate	6.44%	5.88%	4.40%
Machinery [member]
Property, Plant and Equipment (Details) [Line Items]
Machinery and equipment	$ 723,977
Vehicles [member]
Property, Plant and Equipment (Details) [Line Items]
Property, plant and equipment of vehicles	$ 723,977
Construction in progress [member]
Property, Plant and Equipment (Details) [Line Items]
Property, plant and equipment of construction in progress		$ 281,548